Inventories (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventories
Raw materials	$ 3,058,100	$ 2,170,400	$ 1,726,400
Work-in-process	106,400	39,600	35,700
Finished goods	1,203,400	767,100	778,900
Inventory	$ 4,367,900	$ 2,977,100	$ 2,541,000